SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) (Parenthetical) - Zhangzhou Meijia Metal Product Co Ltd [Member] ¥ in Millions, $ in Millions			12 Months Ended
	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%	100.00%
Business Combination, Consideration Transferred | $	$ 11.0		$ 18.4
Payments to Acquire Machinery and Equipment | $	$ 17.0
RMB [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Consideration Transferred | ¥		¥ 71.0		¥ 118.5
Payments to Acquire Machinery and Equipment | ¥		¥ 110.0